PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID AND OTHER CURRENT ASSETS, NET
Amount due from Xihua Group	¥ 49,800		¥ 49,800
Receivable from Zhenjiang operating rights	35,000		35,000
Prepaid input value-added tax	3,651		4,069
Staff advances	2,496		3,723
Rental deposits	1,289		2,826
Prepayments to suppliers	5,799		9,209
Subsidy receivable			4,567
Loans to third parties	4,188
Others	7,737		8,510
Total before allowance for doubtful accounts	109,960		117,704
Less: allowance for doubtful accounts	(70)		(70)
Total	¥ 109,890	$ 17,244	¥ 117,634